Accounts Receivable (Sound Concepts Inc.)	11 Months Ended
Nov. 30, 2018
Sound Concepts, Inc. [Member]
Accounts Receivable

Note 3. Accounts Receivable

Accounts receivable, net consisted of the following:

	November 30,	December 31,
	2018	2017	2016
	Unaudited
Accounts receivable	$549,000	$921,000	$681,000
Less allowance for doubtful accounts	(25,000)	(10,000)	(34,000)
Total accounts receivable, net	$524,000	$911,000	$647,000

During the eleven months ended November 30, 2018, the Company collected previously written-off prior period accounts receivable in the aggregate of $150,000 and recognized additional bad debt expense of $15,000. Such bad debt expense was reported as part of Operating Expenses in the accompanying statement of operations.

During the year ended December 31, 2017 and 2016, the Company recognized bad debt expense of $81,000 and $78,000, respectively, which was reported as part of Operating Expenses in the accompanying statement of operations.